DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	$ (339)	$ (397)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	243	7,531
Recognized earnings related to mark-to-market accounting	62	0
Foreign currency forward contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	222	317
Gain (Loss) Reclassified from Accumulated OCI into Earnings	427	1,054
Commodity futures contracts, net
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(526)	4,674
Gain (Loss) Reclassified from Accumulated OCI into Earnings	(149)	6,782
Commodity option contracts
Effect of derivative instruments on earnings
Gain (Loss) Recognized in OCI	(35)	(5,388)
Gain (Loss) Reclassified from Accumulated OCI into Earnings	$ (35)	$ (305)